Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,000	$ 1,000
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 41	$ 78
Minimum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.50%	0.40%
Discount rate	1.10%	1.10%
Loss severity	0.10%	0.10%
Prepayment rate	2.60%	2.00%
Minimum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.30%)	(93.00%)
Maximum [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	13.70%	15.00%
Discount rate	6.30%	7.70%
Loss severity	22.70%	26.40%
Prepayment rate	9.60%	15.50%
Maximum [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	10.00%
Weighted Average [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	3.60%	2.60%
Discount rate	4.70%	5.20%
Loss severity	11.20%	18.30%
Prepayment rate	6.40%	8.10%
Weighted Average [Member] | Mortgages held for sale [Member] | Market comparable pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(32.60%)	(30.00%)
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 5,714	$ 3,295
Nonrecurring [Member] | Minimum [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	5.00%	6.00%
Nonrecurring [Member] | Minimum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.50%	0.90%
Discount rate	1.50%	1.50%
Loss severity	0.00%	0.00%
Prepayment rate	2.60%	2.00%
Nonrecurring [Member] | Maximum [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	9.20%	6.00%
Nonrecurring [Member] | Maximum [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	5.00%	3.80%
Discount rate	8.50%	8.50%
Loss severity	26.10%	29.80%
Prepayment rate	100.00%	100.00%
Nonrecurring [Member] | Weighted Average [Member] | Market comparable pricing [Member] | Other Assets: Nonmarketable Equity Investments [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	8.50%	6.00%
Nonrecurring [Member] | Weighted Average [Member] | Residential [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	4.20%	2.10%
Discount rate	3.50%	3.60%
Loss severity	2.90%	3.80%
Prepayment rate	65.40%	65.50%
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,047	$ 1,098
Total insignificant level 3 assets	147	294
Total assets recorded at fair value	1,708	1,563
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Net Asset Value [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other Assets Nonmarketable Equity Investments, Fair Value Disclosure	286
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other Assets Nonmarketable Equity Investments, Fair Value Disclosure	228	171
Fair Value, Inputs, Level 3 [Member] | Nonrecurring [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 1,047	$ 1,098